Stockholders' Deficit - Restricted Stock Issued for Services (Details) (USD $)	0 Months Ended			1 Months Ended			12 Months Ended		0 Months Ended				12 Months Ended		1 Months Ended		0 Months Ended		1 Months Ended	12 Months Ended	0 Months Ended							12 Months Ended
	Sep. 30, 2013	Jan. 03, 2013	Jun. 12, 2012	Sep. 30, 2012	Aug. 31, 2012	May 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2013 Restricted Stock [Member]	May 16, 2013 Restricted Stock [Member]	Jan. 03, 2013 Restricted Stock [Member]	Jul. 02, 2012 Restricted Stock [Member]	Dec. 31, 2013 Restricted Stock [Member]	Dec. 31, 2012 Restricted Stock [Member]	May 31, 2012 Immediately following signed agreements [Member] Restricted Stock [Member]	May 31, 2012 Each month for 12 months [Member] Restricted Stock [Member]	May 04, 2012 Convertible Promissory Note [Member]	Jan. 03, 2013 Board of Directors Chairman [Member] Restricted Stock Units (RSUs) [Member]	Jan. 31, 2013 Board of Directors Chairman [Member] Restricted Stock Units (RSUs) [Member]	Dec. 31, 2013 Board of Directors Chairman [Member] Restricted Stock Units (RSUs) [Member]	Oct. 01, 2013 Director [Member] Restricted Stock [Member]	May 16, 2013 Director [Member] Restricted Stock [Member]	Oct. 01, 2013 Investor Relations Services [Member]	Jan. 03, 2013 Investor Relations Services [Member]	Oct. 01, 2013 Investor Relations Services [Member] Restricted Stock [Member]	May 01, 2013 Investor Relations Services [Member] Restricted Stock [Member]	Jan. 03, 2013 Investor Relations Services [Member] Restricted Stock [Member]	Dec. 31, 2013 Selling and Marketing Expense [Member] Restricted Stock [Member]	Dec. 31, 2012 Selling and Marketing Expense [Member] Restricted Stock [Member]	Dec. 31, 2013 General and Administrative Expense [Member] Restricted Stock [Member]	Dec. 31, 2012 General and Administrative Expense [Member] Restricted Stock [Member]	Dec. 31, 2012 Interest Expense [Member] Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cash paid For celebrity endorsements						$ 100,000
Share-based compensation arrangement by share-based payment award, equity instruments other than options, percentage vested															25.00%	6.25%
Restricted shares issued for celebrity endorsements						135,521
Stock Issued during period, value, restricted stock award, gross			1,200	69,445	35,000
Debt issuance cost							31,301	27,800									6,000
Debt instrument, face amount (in dollars)																	75,000
Stock Issued during period, shares, issued for services									823,090	30,000	20,000	71,221									25,000	85,661			19,000	100,000	100,000
Stock issued during period, value, issued for services										6,000		356,103														25,000	26,500
Share-based compensation arrangement by share-based payment award, shares issued in period																			60,000	60,000
Stock issued during period, value, purchase of assets		4,820																15,900
Payments for professional services																							5,000	4,000
Shares reserved for future issuance																									50,000		100,000
Share-based compensation, requisite service period recognition													443,588	675,538														14,027	313,435	429,561	356,103	6,000
Share Price, Restricted Stock Granted for Services, Per Share													$ 0.35
Legal Fees Reduction, Settled by Issuance of Restricted Stock	288,081
Change in fair value of stock issued during period													$ 7,098	$ (560,011)